Other assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Other assets, net [Abstract]
Analysis of Other Assets
An analysis of other assets at December 31, 2024 and 2025 is as follows:

	2024		2025
Current portion:
Advances to suppliers (different from CAPEX and inventories)	Ps.	10,909,652	Ps.	11,836,747
Prepaid insurance		1,544,998		1,253,738
Frequency usage licenses to be amortized		595,861		795,829
Other		373,884		496,769
Total	Ps.	13,424,395	Ps.	14,383,083

Non-current portion:
Recoverable taxes	Ps.	19,489,256	Ps.	24,102,461
Prepayments for the use of fiber optics		2,920,851		1,887,279
Judicial deposits (1)		15,021,270		17,238,060
Prepaid expenses		10,775,412		14,584,953
Total	Ps.	48,206,789	Ps.	57,812,753

(1) Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies in Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable. See Note 17 b).